LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of components of lease costs

	For the years ended December 31,
	2020	2021	2022
Operating lease costs	$4,846	$5,089	$5,434
Short-term lease costs	488	1,115	652
Financing lease costs:
Amortization of ROU assets	152	28	27
Interests	92	13	5
Total lease costs	$5,578	$6,245	$6,118

	For the years ended December 31,
Other information	2020	2021	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$5,118	$5,132	$4,932
Operating cash flows from financing leases	991	44	43
Financing cash flows from financing leases	92	13	5
ROU assets obtained in exchange for new operating lease liabilities	$10,261	$4,655	$5,498
Weighted-average remaining lease term (in years):
Operating leases	3.47	3.13	2.30
Financing leases	3.72	2.72	1.72
Weighted-average discount rate:
Operating leases	4.92%	4.79%	3.90%
Financing leases	5.70%	5.70%	5.70%

Schedule of future minimum lease payments for operating and financing leases

	Operating Leases	Finance Leases
2023	$5,379	$48
2024	5,055	34
2025	1,735	—
Total minimum lease payments	12,169	82
Less: Imputed interest	(600)	(4)
Total lease liability balance	$11,569	$78

Minimum payments related to leases not yet commenced as of December 31, 2022	$—	$—